UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St. Suite 325 Denver, CO 80206

(Name and address of agent for service):	David J. Corkins 100 Fillmore St. Suite 325 Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
Common Stocks - 90.7%
Consumer Discretionary - 19.7%
Diversified Consumer Services - 4.2%
Grand Canyon Education, Inc. [1]	384,608	$ 43,383,781
ServiceMaster Global Holdings, Inc. [1]	725,528	45,004,502
		88,388,283
Hotels, Restaurants & Leisure - 0.6%
Dunkin' Brands Group, Inc. [2]	180,494	13,306,018
Household Durables - 0.5%
Helen of Troy Ltd. [1]	75,212	9,845,251
Leisure Products - 1.2%
Polaris Industries, Inc. [2]	252,399	25,479,679
Media - 2.1%
Cinemark Holdings, Inc. [2]	617,893	24,839,298
National CineMedia, Inc.	1,777,076	18,819,235
		43,658,533
Specialty Retail - 3.5%
Dick's Sporting Goods, Inc. [2]	261,387	9,274,011
Monro, Inc. [2]	296,451	20,632,989
Sally Beauty Holdings, Inc. [1,2]	2,315,976	42,590,799
		72,497,799
Textiles, Apparel & Luxury Goods - 7.6%
Carter's, Inc. [2]	426,235	42,026,771
Hanesbrands, Inc. [2]	2,121,091	39,091,707
Skechers U.S.A., Inc. Class A [1,2]	1,412,504	39,451,237
Under Armour, Inc. Class C [1,2]	927,182	18,042,962
Wolverine World Wide, Inc.	503,783	19,672,726
		158,285,403
Total Consumer Discretionary		411,460,966
Consumer Staples - 0.5%
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc. [2]	74,642	9,637,029
Total Consumer Staples		9,637,029
Energy - 0.6%
Energy Equipment & Services - 0.6%
RigNet, Inc. [1]	624,646	12,711,546
Total Energy		12,711,546
Financials - 3.4%
Capital Markets - 3.0%
Legacy Acquisition Corp. [1]	1,653,250	16,747,422
LPL Financial Holdings, Inc.	493,441	31,831,879
WisdomTree Investments, Inc.	1,764,802	14,965,521
		63,544,822
	Shares	Value
Commercial Banks - 0.4%
Bank OZK [2]	223,129	$ 8,469,977
Total Financials		72,014,799
Health Care - 16.9%
Biotechnology - 5.0%
Agios Pharmaceuticals, Inc. [1,2]	160,811	12,401,744
Atara Biotherapeutics, Inc. [1,2]	256,354	10,600,238
DBV Technologies SA ADR (France) [1,2]	546,788	12,280,859
Exact Sciences Corp. [1,2]	139,508	11,009,971
Heron Therapeutics, Inc. [1,2]	394,298	12,479,532
Immunomedics, Inc. [1,2]	593,205	12,356,460
Neurocrine Biosciences, Inc. [1]	86,512	10,636,650
Precision BioSciences, Inc. Acquisition Date: 5/25/18, Cost $3,130,043 [1,3,4]	624,759	3,130,043
Spectrum Pharmaceuticals, Inc. [1,2]	709,462	11,918,962
Viking Therapeutics, Inc. [1,2]	366,439	6,383,367
		103,197,826
Health Care Equipment & Supplies - 5.1%
AxoGen, Inc. [1,2]	347,456	12,803,754
Cooper Cos., Inc. (The)	55,017	15,247,962
DexCom, Inc. [1]	67,337	9,631,884
Endologix, Inc. [1,2]	1,697,775	3,242,750
Insulet Corp. [1,2]	101,058	10,707,095
Masimo Corp. [1]	81,988	10,210,786
Nevro Corp. [1,2]	242,413	13,817,541
STERIS Plc (United Kingdom)	276,735	31,658,484
		107,320,256
Health Care Providers & Services - 1.6%
HealthEquity, Inc. [1,2]	106,834	10,086,198
MEDNAX [1]	477,322	22,271,844
		32,358,042
Health Care Technology - 1.8%
athenahealth, Inc. [1]	117,710	15,726,056
Medidata Solutions, Inc. [1,2]	191,884	14,067,016
Omnicell, Inc. [1,2]	111,836	8,041,008
		37,834,080
Life Sciences Tools & Services - 1.2%
Syneos Health, Inc. [1,2]	479,536	24,720,081
Pharmaceuticals - 2.2%
Catalent Inc. [1]	176,150	8,023,633
Kiniksa Pharmaceuticals Ltd. Acquisition Date: 2/9/18, Cost $3,515,579 [1,3,4]	224,727	4,870,947
Prestige Consumer Healthcare, Inc. [1,2]	574,357	21,762,387
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
Revance Therapeutics, Inc. [1,2]	478,110	$ 11,881,033
		46,538,000
Total Health Care		351,968,285
Industrials - 26.1%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	210,644	15,903,622
Air Freight & Logistics - 1.2%
Forward Air Corp.	355,411	25,482,969
Building Products - 0.9%
Allegion Plc (Ireland) [2]	211,887	19,190,606
Commercial Services & Supplies - 6.4%
ABM Industries, Inc. [2]	855,454	27,588,391
Cimpress, N.V. (Netherlands) [1]	118,473	16,184,597
Clean Harbors, Inc. [1]	593,202	42,461,399
Multi-Color Corp. [2]	476,787	29,679,991
Ritchie Bros. Auctioneers, Inc. (Canada)	492,629	17,798,686
		133,713,064
Electrical Equipment - 2.2%
Sensata Technologies Holding Plc [2]	925,766	45,871,705
Machinery - 7.6%
John Bean Technologies Corp. [2]	248,807	29,682,675
Kennametal, Inc.	560,936	24,434,372
Middleby Corp. (The) [1,2]	216,895	28,055,368
Proto Labs, Inc. [1,2]	62,291	10,075,569
Tennant Co. [2]	388,322	29,493,056
Wabtec Corp. [2]	127,872	13,411,216
Woodward, Inc.	281,703	22,778,505
		157,930,761
Marine - 2.0%
Kirby Corp. [1,2]	504,632	41,505,982
Professional Services - 2.0%
TriNet Group, Inc. [1]	757,083	42,638,914
Road & Rail - 1.2%
Heartland Express, Inc. [2]	1,330,076	26,242,399
Trading Companies & Distributors - 1.8%
MSC Industrial Direct Co., Inc. Class A	418,754	36,896,415
Total Industrials		545,376,437
Information Technology - 21.3%
Communications Equipment - 0.2%
Starry, Inc. Acquisition Date: 5/14/18, Cost $4,220,000 [1,3,4]	4,577,007	4,220,001
	Shares	Value
Electronic Equipment & Instruments - 4.2%
Belden, Inc. [2]	230,783	$ 16,480,214
CDW Corp.	298,864	26,574,987
Trimble Navigation Ltd. [1]	1,042,027	45,286,493
		88,341,694
Internet Software & Services - 7.5%
2U, Inc. [1,2]	258,734	19,454,209
Carbonite, Inc. [1]	324,295	11,561,117
ChannelAdvisor Corp. [1]	665,527	8,285,811
Cornerstone OnDemand, Inc. [1]	220,729	12,526,371
j2 Global, Inc. [2]	344,823	28,568,586
LogMeIn, Inc.	510,247	45,463,008
Shutterstock, Inc.	564,821	30,827,930
		156,687,032
IT Services - 3.7%
Euronet Worldwide, Inc. [1]	246,260	24,680,177
Gartner, Inc. [1,2]	82,966	13,150,111
Presidio, Inc.	1,435,464	21,890,826
Switch, Inc. Class A [2]	1,631,644	17,621,755
		77,342,869
Software - 4.6%
CyberArk Software Ltd. (Israel) [1]	303,158	24,204,135
Descartes Systems Group, Inc. (The) (Canada) [1]	285,834	9,689,772
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $7,399,998 [1,3,4]	2,902,461	7,399,998
FireEye, Inc. [1]	723,889	12,306,113
RealPage, Inc. [1]	221,502	14,596,982
SS&C Technologies Holdings, Inc.	488,902	27,784,301
		95,981,301
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. [1,2]	700,420	13,237,938
Stratasys Ltd. [1,2]	401,812	9,285,875
		22,523,813
Total Information Technology		445,096,710
Materials - 0.9%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	1,418,856	19,878,173
Total Materials		19,878,173
Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.6%
National Storage Affiliates Trust	481,693	12,254,270
Total Real Estate		12,254,270

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
Utilities - 0.7%
Water Utilities - 0.7%
Evoqua Water Technologies Corp. [1,2]	773,985	$ 13,761,453
Total Utilities		13,761,453
Total Common Stocks - 90.7% (Cost $1,509,604,693)		1,894,159,668
Preferred Stocks - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Moderna Therapeutics , Inc. Acquisition Date: 8/8/16, Cost $5,764,948 [1,3,4]	656,600	6,605,396
Moderna Therapeutics, Inc. Series G Acquisition Date: 1/26/18, Cost $1,995,300 [1,3,4]	198,340	1,995,301
Total Health Care		8,600,697
Total Preferred Stocks - 0.4% (Cost $7,760,248)		8,600,697
Shares/ Principal Amount
Short-Term Investments - 1.4%[5]
Repurchase Agreements - 1.4%
Citigroup Global Markets, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $6,729,319 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.00%, 10/15/18 - 2/1/57, totaling $6,862,613)	$6,728,052	6,728,052
	Shares/ Principal Amount	Value
Daiwa Capital Markets America, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $6,729,325 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.88%, 10/25/18 - 9/9/49, totaling $6,862,613)	$6,728,052	$ 6,728,052
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/28/18, due 10/1/18, 2.25% total to be received $1,993,104 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/23/19 - 9/9/49, totaling $2,032,585)	1,992,730	1,992,730
Nomura Securities International, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $6,729,325 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.50%, 9/30/18 - 8/20/68, totaling $6,862,613)	6,728,052	6,728,052

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $6,729,319 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/4/18 - 9/9/49, totaling $6,862,613)	$6,728,052	$ 6,728,052
Total Repurchase Agreements		28,904,938
Total Short-Term Investments - 1.4% (Cost $28,904,938)		28,904,938
Total Investments - 92.5% (Cost $1,546,269,879)		1,931,665,303
Cash and Other Assets, Less Liabilities - 7.5%		155,785,035
Net Assets - 100.0%		$2,087,450,338
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2018. Total value of such securities at period-end amounts to $403,109,681 and represents 19.31% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted and illiquid security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $28,221,686 and represents 1.35% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
Common Stocks - 91.1%
Consumer Discretionary - 7.7%
Auto Components - 0.7%
Superior Industries International, Inc. [1]	272,044	$ 4,638,350
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. [1]	305,000	14,252,650
Leisure Products - 0.5%
Polaris Industries, Inc. [1]	32,000	3,230,400
Media - 2.0%
Lions Gate Entertainment Corp. Class B (Canada)	607,000	14,143,100
Multiline Retail - 2.0%
Kohl's Corp. [1]	194,000	14,462,700
Textiles, Apparel & Luxury Goods - 0.5%
Skechers U.S.A., Inc. Class A [1,2]	140,000	3,910,200
Total Consumer Discretionary		54,637,400
Consumer Staples - 2.4%
Food Products - 2.4%
Nomad Foods Ltd. (United Kingdom) [2]	854,000	17,302,040
Total Consumer Staples		17,302,040
Energy - 6.6%
Energy Equipment & Services - 2.1%
Core Laboratories N.V. (Netherlands) [1]	50,000	5,791,500
Liberty Oilfield Services, Inc. Class A [1]	407,000	8,778,990
		14,570,490
Oil, Gas & Consumable Fuels - 4.5%
California Resources Corp. [1,2]	160,271	7,777,952
EOG Resources, Inc.	81,826	10,438,543
TOTAL SA ADR (France)	215,000	13,843,850
		32,060,345
Total Energy		46,630,835
Financials - 7.7%
Capital Markets - 1.0%
Oaktree Capital Group LLC [1]	179,000	7,410,600
Commercial Banks - 6.7%
Bank of Hawaii Corp. [1]	195,968	15,463,835
Citizens Financial Group, Inc.	400,409	15,443,775
Umpqua Holdings Corp.	791,000	16,452,800
		47,360,410
Total Financials		54,771,010
	Shares	Value
Health Care - 8.5%
Biotechnology - 4.8%
Agios Pharmaceuticals, Inc. [1,2]	114,000	$ 8,791,680
Celgene Corp. [2]	118,000	10,559,820
Chimerix, Inc. [2]	325,000	1,264,250
Immunomedics, Inc. [1,2]	400,000	8,332,000
Ultragenyx Pharmaceutical, Inc. [1,2]	64,000	4,885,760
		33,833,510
Health Care Providers & Services - 2.0%
CVS Health Corp.	183,000	14,405,760
Pharmaceuticals - 1.7%
Nektar Therapeutics [1,2]	196,997	12,008,937
Total Health Care		60,248,207
Industrials - 12.5%
Aerospace & Defense - 0.7%
KLX, Inc. [2]	72,000	4,520,160
Building Products - 1.4%
Advanced Drainage Systems, Inc.	327,000	10,104,300
Commercial Services & Supplies - 2.5%
ABM Industries, Inc. [1]	208,059	6,709,903
HNI Corp.	255,000	11,281,200
		17,991,103
Industrial Conglomerates - 1.3%
Carlisle Cos, Inc.	75,000	9,135,000
Machinery - 1.6%
Xylem, Inc.	141,610	11,310,391
Road & Rail - 2.0%
Genesee & Wyoming, Inc. Class A [1,2]	157,000	14,285,430
Trading Companies & Distributors - 3.0%
H&E Equipment Services, Inc.	295,100	11,148,878
WESCO International, Inc. [2]	165,000	10,139,250
		21,288,128
Total Industrials		88,634,512
Information Technology - 26.1%
Electronic Equipment & Instruments - 1.5%
Trimble Navigation Ltd. [2]	247,156	10,741,400
Internet Software & Services - 1.5%
Benefitfocus, Inc. [1,2]	197,835	8,002,426
Nutanix, Inc. Class A [2]	58,000	2,477,760
		10,480,186
IT Services - 5.0%
CACI International, Inc. Class A [2]	72,800	13,406,120
Cardtronics Plc Class A (United Kingdom) [1,2]	140,000	4,429,600
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
LiveRamp Holdings, Inc. [2]	272,645	$ 13,471,389
Switch, Inc. Class A [1]	380,000	4,104,000
		35,411,109
Semiconductors - 8.3%
Advanced Micro Devices, Inc. [1,2]	493,000	15,228,770
Ambarella, Inc. [1,2]	75,000	2,901,000
MACOM Technology Solutions Holdings, Inc. [1,2]	195,000	4,017,000
Mellanox Technologies Ltd. (Israel) [2]	92,000	6,757,400
Micron Technology, Inc. [2]	193,772	8,764,307
NVIDIA Corp.	36,742	10,325,237
Synaptics, Inc. [1,2]	239,000	10,903,180
		58,896,894
Software - 7.9%
FireEye, Inc. [1,2]	1,061,049	18,037,833
Microsoft Corp.	122,700	14,033,199
Nuance Communications, Inc. [1,2]	445,000	7,707,400
Verint Systems, Inc. [2]	327,000	16,382,700
		56,161,132
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	58,000	13,092,920
Total Information Technology		184,783,641
Materials - 9.1%
Chemicals - 1.9%
Nutrien Ltd. (Canada)	235,882	13,610,391
Construction Materials - 1.5%
U.S. Concrete, Inc. [1,2]	239,200	10,967,320
Containers & Packaging - 4.3%
Graphic Packaging Holding Co.	1,460,000	20,454,600
Owens-Illinois, Inc. [2]	529,200	9,943,668
		30,398,268
Metals & Mining - 1.4%
Newmont Mining Corp.	326,000	9,845,200
Total Materials		64,821,179
Real Estate - 6.4%
Equity Real Estate Investment Trusts (REITS) - 4.7%
Alexander & Baldwin, Inc. [1]	638,385	14,484,955
Rayonier, Inc.	326,080	11,024,765
VICI Properties, Inc.	364,493	7,880,339
		33,390,059
Real Estate Management & Development - 1.7%
Kennedy-Wilson Holdings, Inc. [1]	545,000	11,717,500
Total Real Estate		45,107,559
	Shares	Value
Telecommunication Services - 2.8%
Diversified Telecommunications - 2.8%
Iridium Communications, Inc. [1,2]	893,515	$ 20,104,088
Total Telecommunication Services		20,104,088
Utilities - 1.3%
Independent Power & Renewable Electricity Producers - 0.6%
TerraForm Power, Inc. Class A	365,000	4,215,750
Water Utilities - 0.7%
AquaVenture Holdings Ltd. [1,2]	265,000	4,788,550
Total Utilities		9,004,300
Total Common Stocks - 91.1% (Cost $463,225,653)		646,044,771
	Shares/ Principal Amount
Short-Term Investments - 8.8%[3]
Money Market Funds - 1.0%
General Government Securities, Class B, 1.07% [4] (Cost $7,107,890)	7,107,890	7,107,890
Repurchase Agreements - 7.8%
Citigroup Global Markets, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $12,984,328 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.00%, 10/15/18 - 2/1/57, totaling $13,241,520)	$ 12,981,883	12,981,883
Daiwa Capital Markets America, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $12,984,339 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.88%, 10/25/18 - 9/9/49, totaling $13,241,521)	12,981,883	12,981,883

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/28/18, due 10/1/18, 2.25% total to be received $3,844,823 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/23/19 - 9/9/49, totaling $3,920,984)	$ 3,844,102	$ 3,844,102
Nomura Securities International, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $12,984,339 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.50%, 9/30/18 - 8/20/68, totaling $13,241,521)	12,981,883	12,981,883
RBC Dominion Securities, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $12,984,328 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/4/18 - 9/9/49, totaling $13,241,521)	12,981,883	12,981,883
Total Repurchase Agreements		55,771,634
Total Short-Term Investments - 8.8% (Cost $62,879,524)		62,879,524
Total Investments - 99.9% (Cost $526,105,177)		708,924,295
Cash and Other Assets, Less Liabilities - 0.1%		461,685
Net Assets - 100.0%		$709,385,980
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at September 30, 2018. Total value of such securities at period-end amounts to $173,568,836 and represents 24.47% of net assets.
[2]	Non-income producing securities.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
[4]	Security is held at broker.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
Common Stocks - 77.2%
Consumer Discretionary - 16.9%
Household Durables - 8.0%
Roku, Inc. [1,2]	74,017	$ 5,405,462
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. [1,2]	1,329	2,661,987
Specialty Retail - 5.0%
Best Buy Co., Inc. [1]	43,050	3,416,448
Total Consumer Discretionary		11,483,897
Consumer Staples - 1.6%
Food & Staples Retailing - 1.6%
Costco Wholesale Corp. [1]	4,483	1,052,967
Total Consumer Staples		1,052,967
Energy - 12.0%
Energy Equipment & Services - 1.5%
Liberty Oilfield Services, Inc. Class A [1]	47,446	1,023,410
Oil, Gas & Consumable Fuels - 10.5%
California Resources Corp. [1,2]	89,562	4,346,444
Cheniere Energy, Inc. [1,2]	26,896	1,869,003
Cimarex Energy Co. [1]	10,000	929,400
		7,144,847
Total Energy		8,168,257
Financials - 0.8%
Capital Markets - 0.8%
Intercontinental Exchange, Inc. [1]	7,591	568,490
Total Financials		568,490
Health Care - 13.7%
Biotechnology - 9.1%
Alnylam Pharmaceuticals, Inc. [1,2,3]	16,000	1,400,320
Exact Sciences Corp. [1,2]	27,412	2,163,355
Heron Therapeutics, Inc. [1,2]	18,978	600,654
Vertex Pharmaceuticals, Inc. [1,2]	10,438	2,011,820
		6,176,149
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. [2,3]	10,000	368,500
Health Care Technology - 2.4%
Teladoc Health, Inc. [1,2]	18,978	1,638,750
Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics, Inc. [1,2]	47,446	1,088,886
Total Health Care		9,272,285
Information Technology - 27.8%
Internet Software & Services - 6.6%
Alphabet, Inc. Class A [1,2]	1,580	1,907,186
Facebook, Inc. Class A [1,2]	9,489	1,560,561
	Shares	Value
Twitter, Inc. [1,2]	36,300	$ 1,033,098
		4,500,845
IT Services - 5.0%
Mastercard, Inc. Class A [1]	4,687	1,043,373
Switch, Inc. Class A [1,3]	110,720	1,195,776
Visa, Inc. Class A [1]	7,870	1,181,208
		3,420,357
Semiconductors - 5.9%
Ambarella, Inc. [2]	19,927	770,776
NVIDIA Corp. [1]	11,387	3,199,975
		3,970,751
Software - 7.3%
Activision Blizzard, Inc. [1]	9,489	789,390
Microsoft Corp. [1]	26,570	3,038,811
Take-Two Interactive Software, Inc. [1,2]	4,744	654,625
Zuora, Inc. Class A [2,3]	20,000	462,200
		4,945,026
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc. [1]	8,966	2,023,985
Total Information Technology		18,860,964
Materials - 3.3%
Chemicals - 0.6%
DowDuPont, Inc. [1]	6,799	437,243
Metals & Mining - 2.7%
Royal Gold, Inc. [1]	23,695	1,825,937
Total Materials		2,263,180
Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc. [1,2]	10,437	732,469
Total Telecommunication Services		732,469
Total Common Stocks - 77.2% (Cost $27,427,907)		52,402,509

Call Options Purchased - 6.7%
Total Call Options Purchased - 6.7% (Cost $6,515,183)	$4,517,110
Put Options Purchased - 0.6%
Total Put Options Purchased - 0.6% (Cost $865,347)	$ 433,200
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 16.3%[4]
Money Market Funds - 16.3%
General Government Securities, Class B, 1.07% [5] (Cost $11,088,441)	11,088,441	$ 11,088,441
Repurchase Agreements - 0.0%
Natwest Markets Plc., dated 9/28/18, due 10/1/18, 2.24% total to be received $2,091 (collateralized by various U.S. Treasury Obligations, 2.75% - 6.63%, 2/15/27 - 8/15/47, totaling $2,133)	$ 2,091	2,091
Total Short-Term Investments - 16.3% (Cost $11,090,532)		11,090,532
Total Investments - 100.8% (Cost $45,898,969)		68,443,351
Liabilities in Excess of Other Assets - (0.8)%		(539,982)
Net Assets - 100.0%		$ 67,903,369
Shares
Securities Sold Short - (14.7)%
Consumer Discretionary - (6.7)%
Hotels, Restaurants & Leisure - (5.3)%
Chipotle Mexican Grill, Inc.	(3,000)	(1,363,560)
	Shares	Value
Starbucks Corp.	(40,000)	$ (2,273,600)
		(3,637,160)
Internet & Direct Marketing Retail - (1.4)%
Netflix, Inc.	(2,500)	(935,325)
Total Consumer Discretionary		(4,572,485)
Consumer Staples - (3.7)%
Household Products - (3.7)%
Procter & Gamble Co. (The)	(30,000)	(2,496,900)
Total Consumer Staples		(2,496,900)
Information Technology - (4.3)%
Semiconductors - (2.8)%
Intel Corp.	(40,000)	(1,891,600)
Software - (1.5)%
Oracle Corp.	(20,000)	(1,031,200)
Total Information Technology		(2,922,800)
Total Securities - (14.7%) (Proceeds $(9,876,894))		$ (9,992,185)
Value
Call Options Written - (0.4)%
Total Call Options Written - (0.4)% (Premium received $(189,479))	$ (276,150)
Put Options Written - (4.3)%
Total Put Options Written - (4.3)% (Premium received $(2,220,431))	$(2,922,500)
[1]	Securities, or a portion thereof, were pledged as collateral for written options and securities sold short by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at September 30, 2018. Total value of such securities at period-end amounts to $494,721 and represents 0.73% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.
[5]	Security is held at broker.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)
Exchange-Traded Options Purchased
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
Call
Micron Technology, Inc.	60.00	10/19/18	500	$ 2,261,500	$ 58,372	$ 1,000
SPDR Gold Shares	131.00	10/19/18	4,000	45,104,000	37,137	4,000
SPDR Gold Shares	132.00	10/19/18	4,000	45,104,000	41,151	2,000
SPDR Gold Shares	133.00	10/19/18	4,000	45,104,000	44,871	2,000
SPDR Gold Shares	135.00	10/19/18	4,000	45,104,000	56,191	2,000
SPDR Gold Shares	129.00	10/19/18	10,000	112,760,000	104,093	5,000
Micron Technology, Inc.	60.00	11/16/18	1,000	4,523,000	64,750	10,000
Nektar Therapeutics	100.00	11/16/18	1,000	6,096,000	158,938	10,000
Alnylam Pharmaceuticals, Inc.	165.00	1/18/19	200	1,750,400	225,279	5,000
Best Buy Co., Inc.	110.00	1/18/19	2,000	15,872,000	73,788	18,000
Dominion Energy, Inc.	85.00	1/18/19	800	5,622,400	193,859	2,000
Dominion Energy, Inc.	80.00	1/18/19	1,200	8,433,600	362,292	12,000
Dominion Energy, Inc.	90.00	1/18/19	2,000	14,056,000	109,186	5,000
Nektar Therapeutics	100.00	1/18/19	500	3,048,000	70,282	25,000
NXP Semiconductors N.V.	130.00	1/18/19	1,011	8,644,050	81,591	10,110
Snap, Inc.	18.00	1/18/19	2,500	2,120,000	174,483	15,000
Goldman Sachs Group, Inc. (The)	270.00	6/21/19	250	5,606,000	147,498	105,000
JPMorgan Chase & Co.	125.00	6/21/19	500	5,642,000	140,897	167,500
Cimarex Energy Co.	120.00	12/20/19	500	4,647,000	420,897	285,000
Apple, Inc.	200.00	1/17/20	400	9,029,600	380,317	1,672,000
CBS Corp.	55.00	1/17/20	500	2,872,500	489,397	402,500
Constellation Brands, Inc.	270.00	1/17/20	250	5,390,500	296,849	132,500
Nucor Corp.	100.00	1/17/20	3,000	19,035,000	572,571	180,000
Royal Gold, Inc.	85.00	1/17/20	300	2,311,800	501,088	201,000
Royal Gold, Inc.	100.00	1/17/20	2,000	15,412,000	1,390,629	820,000
Take-Two Interactive Software, Inc.	165.00	1/17/20	350	4,829,650	318,777	423,500
				Total	$ 6,515,183	$ 4,517,110
Put
SPDR Gold Shares	105.00	10/19/18	2,000	$ 22,552,000	$ 28,095	$ 6,000
SPDR Gold Shares	103.00	10/19/18	3,000	33,828,000	31,074	6,000
SPDR Gold Shares	102.00	10/19/18	5,000	56,380,000	51,439	10,000
Intel Corp.	40.00	1/18/19	2,000	9,458,000	188,398	94,000
Procter & Gamble Co. (The)	80.00	1/18/19	200	1,664,600	56,984	34,200
Procter & Gamble Co. (The)	85.00	1/18/19	200	1,664,600	89,159	84,000
Procter & Gamble Co. (The)	90.00	1/18/19	200	1,664,600	108,159	155,000
Procter & Gamble Co. (The)	70.00	1/18/19	1,000	8,323,000	157,841	24,000
Procter & Gamble Co. (The)	65.00	1/18/19	2,000	16,646,000	154,198	20,000
				Total	$ 865,347	$433,200
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Microsoft Corp.	125.00	12/21/18	(150)	$ 1,715,550	$ (16,420)	$ (15,750)
Amazon.com, Inc.	2,300.00	1/18/19	(10)	2,003,000	(27,042)	(38,000)
Cheniere Energy, Inc.	77.50	1/18/19	(250)	1,737,250	(32,928)	(39,000)
NVIDIA Corp.	300.00	1/18/19	(30)	843,060	(20,177)	(36,300)
Roku, Inc.	100.00	1/18/19	(350)	2,556,050	(67,987)	(86,100)
Vertex Pharmaceuticals, Inc.	210.00	1/18/19	(100)	1,927,400	(24,925)	(61,000)
				Total	$ (189,479)	$ (276,150)
Put
Best Buy Co., Inc.	77.50	11/16/18	(500)	$ 3,968,000	$ (129,624)	$ (114,000)
Alnylam Pharmaceuticals, Inc.	90.00	12/21/18	(500)	4,376,000	(357,426)	(413,500)
Cimarex Energy Co.	90.00	12/21/18	(250)	2,323,500	(169,801)	(100,000)
California Resources Corp.	35.00	1/18/19	(1,000)	4,853,000	(429,245)	(200,000)
Micron Technology, Inc.	50.00	1/18/19	(1,000)	4,523,000	(469,201)	(675,000)
NXP Semiconductors N.V.	85.00	1/18/19	(500)	4,275,000	(224,623)	(270,000)
Snap, Inc.	13.00	1/18/19	(2,500)	2,120,000	(440,511)	(1,150,000)
				Total	$(2,220,431)	$(2,922,500)
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
Common Stocks - 90.3%
Consumer Discretionary - 15.3%
Auto Components - 0.5%
Fox Factory Holding Corp. [1]	140,395	$ 9,834,670
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. [1]	318,163	35,888,786
Hotels, Restaurants & Leisure - 1.3%
Chuy's Holdings , Inc. [1]	144,012	3,780,315
Playa Hotels & Resorts, N.V. [1]	942,528	9,076,545
PlayAGS, Inc. [1]	427,851	12,608,769
		25,465,629
Household Durables - 0.5%
Helen of Troy Ltd. [1]	74,664	9,773,517
Internet & Direct Marketing Retail - 0.2%
Evolve Vacation Rental Network, Inc. Acquisition Date: 6/15/18, Cost $3,999,999 [1,2,3]	470,013	3,999,811
Leisure Products - 0.7%
Malibu Boats, Inc. Class A [1]	233,108	12,755,670
Media - 1.5%
Cinemark Holdings, Inc. [4]	382,674	15,383,495
National CineMedia, Inc.	1,189,185	12,593,469
		27,976,964
Specialty Retail - 3.6%
Dick's Sporting Goods, Inc. [4]	215,924	7,660,983
Monro, Inc. [4]	270,636	18,836,266
Sally Beauty Holdings, Inc. [1,4]	2,228,240	40,977,334
		67,474,583
Textiles, Apparel & Luxury Goods - 5.1%
Carter's, Inc. [4]	353,453	34,850,466
Skechers U.S.A., Inc. Class A [1]	1,301,849	36,360,642
Under Armour, Inc. Class C [1]	378,429	7,364,228
Wolverine World Wide, Inc.	478,038	18,667,384
		97,242,720
Total Consumer Discretionary		290,412,350
Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. [1]	337,501	9,038,277
Casey's General Stores, Inc. [4]	71,927	9,286,495
Total Consumer Staples		18,324,772
Energy - 2.1%
Energy Equipment & Services - 0.8%
NCS Multistage Holdings, Inc. [1,4]	638,981	10,549,577
	Shares	Value
RigNet, Inc. [1]	206,009	$ 4,192,283
		14,741,860
Oil, Gas & Consumable Fuels - 1.3%
Evolution Petroleum Corp.	821,411	9,076,591
Magnolia Oil & Gas Corp. [1]	1,044,262	15,674,373
		24,750,964
Total Energy		39,492,824
Financials - 4.3%
Capital Markets - 4.0%
Avista Healthcare Public Acquisition Corp. Class A [1]	991,546	10,054,276
GS Acquisition Holdings Corp. [1,4]	995,452	10,253,156
Legacy Acquisition Corp. [1]	1,232,984	12,490,128
One Madison Corp. [1]	1,454,389	15,052,926
PennantPark Investment Corp.	1,040,074	7,758,952
TPG Pace Holdings Corp. [1,4]	748,987	7,939,262
WisdomTree Investments, Inc. [4]	1,395,297	11,832,118
		75,380,818
Insurance - 0.3%
Trupanion, Inc. [1,4]	189,151	6,758,365
Total Financials		82,139,183
Health Care - 20.1%
Biotechnology - 9.0%
Lyra Therapeutics, Inc. Acquisition Date: 7/30/18, Cost $4,000,000 [1,2,3]	13,333,334	4,000,000
4D Molecular Therapeutics, Inc. Acquisition Date: 8/27/18, Cost $3,999,999 [1,2,3]	229,095	3,999,999
Albireo Pharma, Inc. [1]	306,869	10,114,402
Argenx SE Class A ADR (Netherlands) [1]	98,032	7,434,747
Atara Biotherapeutics, Inc. [1]	251,501	10,399,566
CareDx, Inc. [1,4]	528,948	15,260,150
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007 [1,2,3]	1,663,893	2,995,007
Chimerix, Inc. [1]	1,983,277	7,714,948
DBV Technologies SA ADR (France) [1,4]	525,454	11,801,697
Deciphera Pharmaceuticals, Inc. [1,4]	164,811	6,381,482
Heron Therapeutics, Inc. [1,4]	325,431	10,299,891
ImmunoGen, Inc. [1]	1,060,786	10,045,643
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
Immunomedics, Inc. [1,4]	489,598	$ 10,198,326
Mersana Therapeutics, Inc. [1,4]	859,981	8,599,810
Metacrine, Inc. Acquisition Date: 6/5/18, Cost $2,785,002 [1,2,3]	1,313,680	2,785,002
Neon Therapeutics, Inc. [1]	117,747	1,005,559
Neon Therapeutics, Inc. Acquisition Date: 12/1/17, Cost $3,000,001 [1,2,3]	213,523	1,549,965
NexImmune, Inc. Acquisition Date: 12/28/17, Cost $3,000,000 [1,2,3]	10,166,045	3,000,000
Orchard Therapeutics Limited Acquisition Date: 8/2/18, Cost $2,095,950 [1,2,3]	243,432	2,095,950
Precision BioSciences, Inc. Acquisition Date: 5/25/18, Cost $2,799,864 [1,2,3]	558,855	2,799,864
Rhythm Pharmaceuticals, Inc. [1,4]	278,178	8,114,452
TCR2 Therapeutics, Inc. Acquisition Date: 2/28/18, Cost $4,305,000 [1,2,3]	2,152,500	4,305,000
Translate Bio, Inc. [1,4]	184,650	1,846,500
Viking Therapeutics, Inc. [1,4]	885,880	15,432,030
Xencor, Inc. [1,4]	231,497	9,021,438
		171,201,428
Health Care Equipment & Supplies - 3.4%
AxoGen, Inc. [1,4]	288,812	10,642,722
CryoLife, Inc. [1,4]	272,341	9,586,403
DexCom, Inc. [1]	73,261	10,479,253
Endologix, Inc. [1,4]	1,465,804	2,799,686
Insulet Corp. [1,4]	83,904	8,889,629
Merit Medical Systems, Inc. [1,4]	153,681	9,443,698
Nevro Corp. [1,4]	199,743	11,385,351
RA Medical Systems, Inc. [1]	88,255	1,606,241
		64,832,983
Health Care Providers & Services - 1.1%
BioTelemetry, Inc. [1,4]	160,297	10,331,142
HealthEquity, Inc. [1,4]	104,105	9,828,553
		20,159,695
Health Care Technology - 1.3%
HealthStream, Inc.	152,516	4,729,521
Medidata Solutions, Inc. [1,4]	153,042	11,219,509
Omnicell, Inc. [1,4]	111,256	7,999,307
		23,948,337
Life Sciences Tools & Services - 2.0%
Accelerate Diagnostics, Inc. [1,4]	264,284	6,065,318
	Shares	Value
Pacific Biosciences of California, Inc. [1,4]	2,173,145	$ 11,756,714
Syneos Health, Inc. [1,4]	388,209	20,012,174
		37,834,206
Pharmaceuticals - 3.3%
Kiniksa Pharmaceuticals Ltd. Acquisition Date: 3/8/17, Cost $2,008,733 [1,2,3]	289,128	6,266,853
Liquidia Technologies, Inc. [1]	389,083	10,672,547
Prestige Consumer Healthcare, Inc. [1,4]	476,916	18,070,347
Revance Therapeutics, Inc. [1,4]	360,766	8,965,035
WaVe Life Sciences Ltd. [1,4]	244,733	12,236,650
Xeris Pharmaceuticals, Inc. [1]	364,064	6,400,245
		62,611,677
Total Health Care		380,588,326
Industrials - 25.4%
Air Freight & Logistics - 1.3%
Forward Air Corp.	339,895	24,370,472
Commercial Services & Supplies - 10.5%
ABM Industries, Inc. [4]	688,935	22,218,154
Cimpress, N.V. (Netherlands) [1]	98,057	13,395,567
Clean Harbors, Inc. [1]	532,939	38,147,774
Heritage-Crystal Clean, Inc. [1]	1,388,753	29,649,877
Hudson Technologies, Inc. [1,4]	1,918,634	2,455,851
InnerWorkings, Inc. [1,4]	3,352,081	26,548,481
Multi-Color Corp. [4]	416,809	25,946,360
Ritchie Bros. Auctioneers, Inc. (Canada)	394,405	14,249,853
SP Plus Corp. [1]	739,329	26,985,508
		199,597,425
Construction & Engineering - 0.6%
Construction Partners, Inc. Class A [1]	847,946	10,260,147
Machinery - 5.0%
Graham Corp.	385,302	10,853,957
John Bean Technologies Corp. [4]	235,059	28,042,539
Kennametal, Inc.	498,632	21,720,410
Proto Labs, Inc. [1]	62,027	10,032,867
Tennant Co.	304,433	23,121,687
		93,771,460
Marine - 2.0%
Kirby Corp. [1,4]	371,404	30,547,979
Matson , Inc.	177,033	7,017,588
		37,565,567
Professional Services - 3.8%
Forrester Research, Inc.	297,087	13,636,293

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	14	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
TriNet Group, Inc. [1]	694,947	$ 39,139,415
TrueBlue, Inc. [1]	764,282	19,909,546
		72,685,254
Road & Rail - 1.2%
Heartland Express, Inc. [4]	1,167,432	23,033,433
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. Class A	217,920	19,200,931
Total Industrials		480,484,689
Information Technology - 20.2%
Communications Equipment - 0.2%
Starry, Inc. Acquisition Date: 5/14/18, Cost $3,780,000 [1,2,3]	4,099,783	3,780,000
Electronic Equipment & Instruments - 0.4%
CTS Corp.	238,552	8,182,333
Internet Software & Services - 10.8%
2U, Inc. [1,4]	213,755	16,072,238
Actua Corp. [1]	1,117,791	637,141
Benefitfocus, Inc. [1,4]	285,466	11,547,100
Carbonite, Inc. [1,4]	830,535	29,608,573
ChannelAdvisor Corp. [1]	641,558	7,987,397
comScore, Inc. [1]	331,323	6,040,018
Cornerstone OnDemand, Inc. [1]	199,406	11,316,290
Envestnet, Inc. [1,4]	224,545	13,686,018
LivePerson, Inc. [1]	426,205	11,060,020
LogMeIn, Inc.	429,260	38,247,066
Shutterstock, Inc.	461,626	25,195,547
TrueCar, Inc. [1]	682,392	9,621,727
XO Group, Inc. [1]	669,537	23,085,636
		204,104,771
IT Services - 3.4%
ConvergeOne Holdings, Inc.	2,814,433	26,202,371
Euronet Worldwide, Inc. [1]	207,039	20,749,449
Presidio, Inc.	1,206,730	18,402,632
		65,354,452
Software - 4.3%
American Software, Inc.	539,877	6,548,708
Asure Software, Inc. [1,4]	583,224	7,243,642
CyberArk Software Ltd. (Israel) [1]	250,279	19,982,275
Descartes Systems Group, Inc. (The) (Canada) [1]	274,584	9,308,398
Domo, Inc. Class B [1,4]	480,600	10,308,870
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $6,599,998 [1,2,3]	2,588,681	6,599,998
Everbridge, Inc. [1]	156,187	9,002,619
	Shares	Value
QAD, Inc. Class A	206,839	$ 11,717,429
		80,711,939
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corp. [1,4]	617,192	11,664,929
Stratasys Ltd. [1,4]	385,854	8,917,086
		20,582,015
Total Information Technology		382,715,510
Materials - 0.6%
Chemicals - 0.6%
KMG Chemicals, Inc.	145,595	11,001,158
Total Materials		11,001,158
Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 0.8%
Jernigan Capital, Inc.	440,936	8,505,655
National Storage Affiliates Trust	284,341	7,233,635
		15,739,290
Real Estate Management & Development - 0.5%
FirstService Corp. (Canada)	105,036	8,892,348
Total Real Estate		24,631,638
Total Common Stocks - 90.3% (Cost $1,351,329,773)		1,709,790,450
Warrants - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Magnolia Oil & Gas Corp., Strike Price $11.50, Expires 7/31/23 [1]	401,457	1,886,848
Total Energy		1,886,848
Total Warrants - 0.1% (Cost $956,065)		1,886,848
Preferred Stocks - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
SlipChip Corp. Acquisition Date: 10/6/17, Cost $4,000,000 [1,2,3]	1,462,202	4,000,000
Total Health Care		4,000,000
Total Preferred Stocks - 0.2% (Cost $4,000,000)		4,000,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	15	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares	Value
Convertible Corporate Bonds - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Kodiak Sciences, Inc. Acquisition Date: 2/2/18, Cost $4,000,000, 6.00%, 12/1/20 [1,2,3]	4,000,000	$ 4,000,000
Total Health Care		4,000,000
Total Convertible Corporate Bonds - 0.2% (Cost $4,000,000)		4,000,000
	Shares/ Principal Amount
Short-Term Investments - 3.1%[5]
Repurchase Agreements - 3.1%
Citigroup Global Markets, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $13,822,689 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.00%, 10/15/18 - 2/1/57, totaling $14,096,489)	$ 13,820,086	13,820,086
Daiwa Capital Markets America, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $13,822,700 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 8.88%, 10/25/18 - 9/9/49, totaling $14,096,488)	13,820,086	13,820,086
	Shares/ Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., dated 9/28/18, due 10/1/18, 2.25% total to be received $4,093,638 (collateralized by various U.S. Treasury Obligations, 0.00% - 1.63%, 5/23/19 - 9/9/49, totaling $4,174,729)	$ 4,092,871	$ 4,092,871
Nomura Securities International, Inc., dated 9/28/18, due 10/1/18, 2.27% total to be received $13,822,700 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.50%, 9/30/18 - 8/20/68, totaling $14,096,488)	13,820,086	13,820,086

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	16	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2018 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/28/18, due 10/1/18, 2.26% total to be received $13,822,689 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 10/4/18 - 9/9/49, totaling $14,096,488)	$ 13,820,086	$ 13,820,086
Total Repurchase Agreements		59,373,215
Total Short-Term Investments - 3.1% (Cost $59,373,215)		59,373,215
Total Investments - 93.9% (Cost $1,419,659,053)		1,779,050,513
Cash and Other Assets, Less Liabilities - 6.1%		115,014,152
Net Assets - 100.0%		$1,894,064,665
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
[1]	Non-income producing securities.
[2]	Level 3 security. See Note 1 in Notes to Financial Statements.
[3]	Restricted and illiquid security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $56,177,449 and represents 2.97% of net assets.
[4]	All or portion of this security is on loan at September 30, 2018. Total value of such securities at period-end amounts to $273,892,179 and represents 14.46% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	17	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
For the Period ended September 30, 2018

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company. Effective November 1, 2018, the Meridian Equity Income Fund changed its name to Meridian Enhanced Equity Fund.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return. Effective November 1, 2018, the primary objective of the Meridian Enhanced Equity Fund is to seek long-term growth of capital.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Share Valuation: The net asset value ("NAV") of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Fund's shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.
b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Funds' investments in exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.
c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

Meridian Funds	18	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2018

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) that are significant to the fair value instrument. The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2018 is as follows:
	Level 1	Level 2	Level 3	Total

Growth Fund
Common Stocks[1]	$ 1,874,538,679	$ —	$ 19,620,989	$ 1,894,159,668
Preferred Stocks	—	—	8,600,697	8,600,697
Short-Term Investments	—	28,904,938	—	28,904,938
Total Investments	$ 1,874,538,679	$ 28,904,938	$ 28,221,686	$ 1,931,665,303
Contrarian Fund

Common Stocks[1]	$ 646,044,771	$ —	$ —	$ 646,044,771
Short-Term Investments	7,107,890	55,771,634	—	62,879,524
Total Investments	$ 653,152,661	$ 55,771,634	$ —	$ 708,924,295
Equity Income Fund
Assets:
Common Stocks[1]	$ 52,402,509	$ —	$ —	$ 52,402,509
Call Options Purchased	4,517,110	—	—	4,517,110
Put Options Purchased	433,200	—	—	433,200
Short-Term Investments	11,088,441	2,091	—	11,090,532
Total Investments - Assets	$ 68,441,260	$ 2,091	$ —	$ 68,443,351
Liabilities:
Securities Sold Short	(9,992,185)	—	—	(9,992,185)
Call Options Written	(276,150)	—	—	(276,150)
Put Options Written	(2,922,500)	—	—	(2,922,500)
Total Investments - Liabilities	$ (13,190,835)	$ —	$ —	$ (13,190,835)

Meridian Funds	19	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2018

	Level 1	Level 2	Level 3	Total
Small Cap Growth Fund

Common Stocks[1]	$ 1,660,975,860	$ 637,141	$ 48,177,449	$ 1,709,790,450
Warrants	1,886,848	—	—	1,886,848
Preferred Stocks	—	—	4,000,000	4,000,000
Convertible Corporate Bonds	—	—	4,000,000	4,000,000
Short-Term Investments	—	59,373,215	—	59,373,215
Total Investments	$ 1,662,862,708	$ 60,010,356	$ 56,177,449	$ 1,779,050,513
1 See above Schedule of Investments for values in each industry.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Growth Fund
	Beginning Balance 07/01/18	Total Purchases	Transfers out of Level 3	Unrealized Gain	Ending Balance 9/30/18
Investments in Securities
Common Stocks	$ 10,664,198	$ 7,399,998	$—	$ 1,556,793	$ 19,620,989
Preferred Stocks	8,600,697	—	—	—	8,600,697
Total Level 3	$ 19,264,895	$ 7,399,998	$—	$ 1,556,793	$ 28,221,686

Small Cap Growth Fund
	Beginning Balance 07/01/18	Total Purchases	Transfers out of Level 3	Unrealized Gain (Loss)	Ending Balance 9/30/18
Investments in Securities
Common Stocks	$ 51,342,935	$ 16,695,947	$ (21,127,500)	$ 1,266,067	$ 48,177,449
Convertible Corporate Bonds	4,000,000	—	—	—	4,000,000
Preferred Stocks	4,000,000	—	—	—	4,000,000
Total Level 3	$ 59,342,935	$ 16,695,947	$ (21,127,500)	$ 1,266,067	$ 56,177,449

2.	Other Investment Transactions
a.	Restricted Securities: Restricted securities for which quotations are not readily available are valued at fair value, as determined by the board of directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. As of September 30, 2018, the Contrarian and Equity Income Funds don’t hold any restricted securities.
b.	Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally "restricted securities" as that term is defined under Rule 144 promulgated under the Securities Act, and may not be resold without registration with the SEC or the availability of an exemption therefrom. There is generally no public trading market for privately offered securities and it is

Meridian Funds	20	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2018

generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.
c.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.
The following table summarizes the securities received as collateral for securities lending.
	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 8.75%	10/11/18 - 11/15/47	$ 381,001,911
Contrarian Fund	U.S. Government Obligations	0.00% - 8.75%	10/11/18 - 2/15/48	122,213,839
Equity Income Fund	U.S. Government Obligations	0.00% - 8.75%	10/18/18 - 11/15/47	501,610
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 8.75%	10/11/18 - 11/15/47	220,689,303
As of September 30, 2018, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $403,109,681, $173,568,836, $494,721 and $273,892,179, respectively. Securities on loan are footnoted in the Schedules of Investments. As of September 30, 2018, the total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $409,906,849, $177,985,473, $503,701 and $280,062,518, respectively.
d.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At September 30, 2018, the market value of repurchase agreements or joint repurchase agreements outstanding for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $28,904,938, $55,771,634, $2,091 and $59,373,215, respectively.

Meridian Funds	21	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2018

e.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
f.	Warrants: The Company can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Company has no obligation to exercise the warrant and buy the stock.
g.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Meridian Funds	22	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)

There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: November 20, 2018

By:	/s/ Katie Jones
Katie Jones Principal Financial Officer and Treasurer

Date: November 20, 2018